VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Aug. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss on vessels			$ 721	$ 0	$ 1,080
Depreciation			$ 94,400	$ 93,000	$ 92,100
Newcastlemax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	3		3	3
Capesize Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	35		35	35
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	27		27	27
Proceeds from sale of vessels		$ 14,700
Impairment loss on vessels		$ 1,100
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	2		2	2
Ballast Water Treatment System [Member]
Property, Plant and Equipment [Line Items]
Additions			$ 1,200	$ 4,700
Other long term assets costs capitalized				8,300
Scrubbers [Member]
Property, Plant and Equipment [Line Items]
Additions			30,400	$ 22,500
Other long term assets costs capitalized			500
Golden Shea [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 9,600		9,600
Impairment loss on vessels	700		700
Deposit Assets	$ 1,400		$ 1,400